Expense Example {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-14 - Fidelity Advisor® Overseas Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Overseas Fund-Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity Advisor Overseas Fund-Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor Overseas Fund-Class C
Expense Example:
1 year	319
3 years	676
5 years	1,159
10 years	2,290
Fidelity Advisor Overseas Fund-Class I
Expense Example:
1 year	110
3 years	343
5 years	595
10 years	1,317
Fidelity Advisor Overseas Fund-Class Z
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	$ 1,155